CONTINGENCIES (Narrative) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Grant contingencies maximum amount payable	$ 3,132,000	$ 3,043,000
Funds received under Paycheck Protection Program	$ 6,284,000